Cash flow information	6 Months Ended
Dec. 31, 2022
Statement of cash flows [abstract]
Cash flow information	Cash flow information

(in U.S. dollars, in thousands) (a) Reconciliation of cash and cash equivalents	As of December 31, 2022	As of June 30, 2022
Cash at bank	67,212	60,034
Deposits at call	407	413
	67,619	60,447

(in U.S. dollars, in thousands)	Six months ended of December 31,
(b) Reconciliation of net cash flows used in operations with loss after income tax	2022	2021
Loss for the period	(41,370)	(48,590)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	2,190	2,195
Foreign exchange (gains)/losses	193	347
Finance costs	10,685	9,040
Remeasurement of contingent consideration	(5,989)	71
Remeasurement of warrant liabilities	712	(2,152)
Equity settled share-based payment	1,757	2,556
Deferred tax benefit	(126)	(142)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	(743)	(1,504)
Decrease/(increase) in prepayments	(424)	(1,491)
Increase/(decrease) in trade creditors and accruals	2,608	2,118
Increase/(decrease) in provisions	(234)	1,134
Net cash outflows used in operations	(30,741)	(36,418)